Contract Assets/Contract Liabilities - Schedule of Contract Assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Contract Assets [Abstract]
Beginning of the financial year/period			RM 46,140
Increase resulting from satisfaction of performance obligation
Estimated contract earnings to date			46,140
Less: progress billings/period			(46,140)
End of the financial year/period